Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Funds (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash and cash equivalents	$ 137	$ 98	$ 114
Restricted funds	19	21	18
Restricted funds included in other long-term assets	15		25
Cash, cash equivalents and restricted funds as presented on the Consolidated Statements of Cash Flows	$ 171	$ 139	$ 157	$ 140